Expense Example, No Redemption - ALPS Global Opportunity Fund - Class C	Sep. 15, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 249
Expense Example, No Redemption, 3 Years	785
Expense Example, No Redemption, 5 Years	1,347
Expense Example, No Redemption, 10 Years	$ 2,874